BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED AUGUST 31, 2018

TO THE

PROSPECTUS DATED APRIL 30, 2018, AS SUPPLEMENTED

JPMORGAN CORE BOND PORTFOLIO

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

JPMORGAN SMALL CAP VALUE PORTFOLIO

Effective immediately, in the table of contents and the section entitled “Additional Information About Management,” the subsection entitled “Fee Waiver Arrangement” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE